Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.6%)
U.S. Government Securities (3.6%)
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	154,954	152,267
Total U.S. Government and Agency Obligations (Cost $152,388)					152,267
Asset-Backed/Commercial Mortgage-Backed Securities (25.3%)
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	2,746	2,709
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	2,001
[1]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,430
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	3,240	3,238
[1]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	9,350	9,157
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,200
[1]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	9,904	9,935
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	947	946
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	269	268
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,873
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,021
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	2,200	2,148
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	275	273
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,180	2,174
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	4,990	5,022
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	3,020	3,013
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	490
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	8,390	8,189
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,472
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	481
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	150	150
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,329
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,468
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	5,500	5,512
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,154
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,281
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	2,500	2,494
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	7,700	7,762
[1]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,074
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	3,376	3,324
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	2,770	2,781
[1,2]	BOF URSA VI Funding Trust I Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,352
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,494
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,148
[1]	Capital One Prime Auto Receivables Trust Class A2A Series 2022-2	3.740%	9/15/25	1,460	1,456
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	5,902	5,905
[1]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	2,370	2,368
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	997	982
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,221
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,189	1,170
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,760	1,780
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	327	327
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	7,340	7,355
[1,2]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,294
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	2,281	2,283
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	5,790	5,825
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,631
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,548
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,531
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	551	550
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	1,130	1,128
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	7,350	7,366
[1]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	3,760	3,752
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	4,668	4,553
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	196	196
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	7,100	7,122
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,603
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,550
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	7,120	7,204
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,486
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	14,695	14,376
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	2,128	2,132
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	1,530	1,526
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	3,699	3,698
[1,2]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	3,190	3,183
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	972	968
[1,2]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,796
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,479
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	98	98
[1]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	8,460	8,452
[1]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,052
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	2,186	2,192
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	1,036	1,018
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	4,243	4,239
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	3,877	3,881
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	6,400	6,498
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	2,090	2,087
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.220%	11/25/41	698	698
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust 2024-R02, SOFR30A + 1.100%	6.420%	2/25/44	1,340	1,340
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	6.070%	10/25/41	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.020%	7/25/43	1,012	1,021
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.820%	10/25/43	2,623	2,635
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.370%	1/25/44	7,667	7,668
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	3,186	3,216
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,215
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	117	116
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	195	193
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	9,630	9,690
[1]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,098
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,742
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	878
[1]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	717
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,404
[1]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,181
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,236
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	6,770	6,646
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	13,550	13,150
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	14,895
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	145	145
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,548
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,587
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,523
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,906
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,144
[1,2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	3,010	2,995
[1,2,3,4]	Freddie Mac STACR REMICS Trust 2024-HQA1, SOFR30A + 1.250%	6.569%	3/25/44	3,100	3,101
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.120%	10/25/41	664	664
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	2,012	2,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	6,508	6,520
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,492
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,491
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,504
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,424
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,728
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	668
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,757
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,730
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,029
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	3,500	3,499
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	1,262	1,260
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	1,669	1,666
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	382
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,732
[1,2]	GreatAmerica Leasing Receivables Class A2, Series 2024-1	5.320%	8/17/26	5,830	5,820
[1,2]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	3,510	3,507
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	6,966	6,978
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	1,702	1,700
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	894	880
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	8,922
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	477	477
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,491
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,632
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,058
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,512
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,302
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	4,350	4,367
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,432
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,676
[1,2]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,364
[1,2]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,920
[1,2]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,649
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,268
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,632
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	12,230	12,129
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,027
[1]	Hyundai Auto Receivables Trust Class A2A Series 2022-B	3.640%	5/15/25	305	304
[1]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	8,580	8,602
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,568
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,345
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	274	273
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	3,988
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	644	633
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	873	870
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	5,141	5,141
[1,2]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	13,480	13,473
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	3,460	3,411
[1,2]	LAD Auto Receivables Trust Class A3 2024-1A	5.230%	1/18/28	2,610	2,601
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	6,720	6,515
[1,2,4]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.850%	6.069%	1/21/28	9,950	9,959
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,607
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	7,170	7,150
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,830
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,495
[1]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	8,917
[1]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,055
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	9,210	9,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,465
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,818
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,313
[1,2,4]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	6.169%	1/15/28	9,020	9,051
[1,2]	Porsche Financial Auto Securitization Trust Class A2A Series 2023-2A	5.880%	11/23/26	5,395	5,401
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,122
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,960	4,003
[1,2]	Progress Residential Trust Class A Series 2020-SFR1	1.732%	4/17/37	4,142	3,980
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.080%	2/3/53	437	433
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	330	330
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	700	701
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	770	774
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	239	236
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	1,366	1,359
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	1,387	1,383
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	567	565
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	4,390	4,377
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	3,090	3,080
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,730	2,738
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,758
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,633
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	9,000	8,993
[1]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	2,030	2,026
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	15,755	15,495
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,400	4,328
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,429
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	7,210	7,210
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	2,993
[1,2]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,900	2,897
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	2,380	2,382
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	4,950	4,942
[1,2]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	1,907	1,910
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,563
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,508
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,407
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	6,020	6,053
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,716
[1,2]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,381
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,421
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,479
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,724
[1,2]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,689
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	14,500	13,841
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,117
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,504
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,192
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	9,149	9,169
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	17,080	17,004
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,166
[1,2]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	3,360	3,370
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	931
[1,2,4]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	6.086%	12/26/28	9,010	9,010
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	1,125	1,132
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,932
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,720
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	3,730	3,710
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,013
[1]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,040
[1]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	2,290	2,232
[1]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,851
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,295
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,378
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	6,642	6,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	249	247
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	7,500	7,529
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	800	793
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	9,060	9,032
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	536
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,835
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	781
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,051,818)					1,054,668
Corporate Bonds (60.5%)
Communications (3.2%)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	26,960	26,637
	Discovery Communications LLC	3.900%	11/15/24	7,356	7,268
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,272
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,090
[2]	Netflix Inc.	3.625%	6/15/25	25,285	24,751
	Rogers Communications Inc.	2.950%	3/15/25	200	195
	Rogers Communications Inc.	3.625%	12/15/25	3,390	3,292
	Sprint LLC	7.625%	2/15/25	20,131	20,378
	Sprint LLC	7.625%	3/1/26	1,460	1,507
	Take-Two Interactive Software Inc.	3.550%	4/14/25	300	294
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	858
	T-Mobile USA Inc.	3.500%	4/15/25	7,944	7,787
	T-Mobile USA Inc.	2.250%	2/15/26	7,565	7,156
	Verizon Communications Inc.	0.850%	11/20/25	6,350	5,918
	Vodafone Group plc	4.125%	5/30/25	1,403	1,382
	Warnermedia Holdings Inc.	3.638%	3/15/25	20,560	20,151
	Warnermedia Holdings Inc.	3.788%	3/15/25	689	676
					133,612
Consumer Discretionary (5.2%)
	American Honda Finance Corp.	4.600%	4/17/25	26,000	25,811
	American Honda Finance Corp.	4.950%	1/9/26	7,770	7,750
	AutoZone Inc.	3.250%	4/15/25	6,850	6,690
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,615
[2]	BMW US Capital LLC	5.050%	4/2/26	22,500	22,475
[2]	ERAC USA Finance LLC	3.800%	11/1/25	5,123	4,993
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,743
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,072
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,343
	General Motors Co.	6.125%	10/1/25	5,910	5,960
	General Motors Financial Co. Inc.	1.200%	10/15/24	10,865	10,603
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,040	1,014
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,672
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	1,002
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,845	2,618
	Marriott International Inc.	3.750%	10/1/25	3,634	3,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	16,095	16,123
[2]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	11,000	10,970
[2]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,130
	Tapestry Inc.	7.050%	11/27/25	12,385	12,641
[5]	Volkswagen Financial Services Australia Pty Ltd.	2.400%	8/28/24	4,460	2,875
[2]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	7,865	7,677
[2]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	334
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	8,691	8,730
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	7,880	7,365
[2]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	23,950
					215,701
Consumer Staples (2.5%)
	Altria Group Inc.	4.400%	2/14/26	6,700	6,600
	BAT Capital Corp.	3.222%	8/15/24	7,156	7,083
	BAT Capital Corp.	2.789%	9/6/24	4,629	4,571
[2]	BAT International Finance plc	3.950%	6/15/25	1,300	1,273
	BAT International Finance plc	1.668%	3/25/26	5,550	5,168
	Campbell Soup Co.	3.950%	3/15/25	3,939	3,879
	Campbell Soup Co.	5.300%	3/20/26	4,685	4,690
	Conagra Brands Inc.	4.600%	11/1/25	175	173
	Constellation Brands Inc.	3.600%	5/9/24	4,556	4,544
	Constellation Brands Inc.	4.750%	11/15/24	3,300	3,280
	Constellation Brands Inc.	4.400%	11/15/25	677	667
	Dollar General Corp.	4.150%	11/1/25	23,264	22,813
	Haleon UK Capital plc	3.125%	3/24/25	8,690	8,482
	McCormick & Co. Inc.	0.900%	2/15/26	1,730	1,599
[2]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	876
	Philip Morris International Inc.	2.875%	5/1/24	281	280
	Philip Morris International Inc.	5.000%	11/17/25	10,100	10,079
	Philip Morris International Inc.	0.875%	5/1/26	5,288	4,855
	Philip Morris International Inc.	4.750%	2/12/27	2,525	2,509
	Reynolds American Inc.	4.450%	6/12/25	8,381	8,269
					101,690
Energy (3.2%)
	Boardwalk Pipelines LP	5.950%	6/1/26	1,310	1,322
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	899
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,076	5,813
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,880	4,883
	Enbridge Energy Partners LP	5.875%	10/15/25	9,699	9,755
	Energy Transfer LP	4.500%	4/15/24	252	252
	Energy Transfer LP	3.900%	5/15/24	2,000	1,995
	Energy Transfer LP	2.900%	5/15/25	5,730	5,561
	Energy Transfer LP	4.750%	1/15/26	5,695	5,636
	EQT Corp.	6.125%	2/1/25	2,269	2,274
[2]	EQT Corp.	3.125%	5/15/26	1,122	1,066
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,135	4,818
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,972
	Marathon Petroleum Corp.	4.700%	5/1/25	25,347	25,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.000%	2/15/25	776	765
	MPLX LP	4.875%	6/1/25	7,935	7,869
	Occidental Petroleum Corp.	5.875%	9/1/25	7,021	7,046
	Occidental Petroleum Corp.	5.500%	12/1/25	2,650	2,647
	ONEOK Inc.	2.200%	9/15/25	11,245	10,737
	Ovintiv Inc.	5.650%	5/15/25	6,455	6,456
	Ovintiv Inc.	5.375%	1/1/26	379	378
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	440	434
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	11,580	11,426
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	53	53
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	546
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,662	1,724
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,337
	Western Midstream Operating LP	3.950%	6/1/25	450	441
	Williams Cos. Inc.	3.900%	1/15/25	5,160	5,084
	Williams Cos. Inc.	4.000%	9/15/25	650	638
					134,957
Financials (26.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	8,184	7,989
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,329	3,278
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	12,612
	Affiliated Managers Group Inc.	3.500%	8/1/25	25,806	25,132
	Air Lease Corp.	4.250%	9/15/24	5,754	5,711
	Air Lease Corp.	2.300%	2/1/25	976	948
	Air Lease Corp.	3.250%	3/1/25	103	101
	Air Lease Corp.	2.875%	1/15/26	6,760	6,467
	Allstate Corp.	0.750%	12/15/25	2,350	2,179
	American Express Co.	3.950%	8/1/25	11,500	11,303
	American Express Co.	4.990%	5/1/26	20,250	20,127
	American Express Co.	6.338%	10/30/26	6,083	6,163
	American Express Co.	5.098%	2/16/28	3,880	3,875
	Ameriprise Financial Inc.	3.000%	4/2/25	2,100	2,050
[2]	Athene Global Funding	5.684%	2/23/26	13,170	13,244
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	41,960	41,928
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.356%	7/26/29	6,606	4,317
	Banco Santander SA	3.496%	3/24/25	1,350	1,325
	Banco Santander SA	2.746%	5/28/25	2,800	2,706
	Banco Santander SA	5.147%	8/18/25	800	794
	Bank of America Corp.	3.950%	4/21/25	5,870	5,773
	Bank of America Corp.	3.366%	1/23/26	5,000	4,907
	Bank of America Corp.	2.015%	2/13/26	9,650	9,349
	Bank of America Corp.	3.384%	4/2/26	4,050	3,961
	Bank of America Corp.	1.319%	6/19/26	4,455	4,234
	Bank of America Corp.	1.197%	10/24/26	2,548	2,385
	Bank of Montreal	5.920%	9/25/25	34,091	34,437
	Bank of New York Mellon Corp.	5.148%	5/22/26	8,985	8,981
	Bank of New York Mellon Corp.	4.414%	7/24/26	3,725	3,679
	Bank of Nova Scotia	2.200%	2/3/25	5,000	4,864
	Bank of Nova Scotia	1.300%	6/11/25	1,720	1,640
	Bank of Nova Scotia	5.450%	6/12/25	40,000	40,027
	Bank of Nova Scotia	4.750%	2/2/26	1,874	1,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.050%	3/2/26	1,914	1,771
[2]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	14,150	14,334
	Barclays plc	3.650%	3/16/25	1,575	1,545
[2]	BPCE SA	4.625%	7/11/24	2,925	2,910
[2]	BPCE SA	5.100%	1/26/26	12,500	12,404
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	5,000	4,893
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	30,500	30,407
	Charles Schwab Corp.	3.450%	2/13/26	2,745	2,660
	Citibank NA	5.864%	9/29/25	8,520	8,599
	Citigroup Inc.	0.981%	5/1/25	4,998	4,975
	Citigroup Inc.	3.700%	1/12/26	2,130	2,074
	Citigroup Inc.	2.014%	1/25/26	2,550	2,472
	Citigroup Inc.	3.290%	3/17/26	1,500	1,466
	Cooperatieve Rabobank UA	4.850%	1/9/26	30,000	29,928
	Credit Suisse AG	2.950%	4/9/25	5,200	5,061
	Credit Suisse AG	1.250%	8/7/26	3,846	3,505
[2]	Danske Bank A/S	6.259%	9/22/26	20,030	20,228
	Franklin Resources Inc.	2.850%	3/30/25	1,300	1,267
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,581
[2]	GA Global Funding Trust	3.850%	4/11/25	1,080	1,060
	Goldman Sachs Bank USA	5.283%	3/18/27	28,000	27,972
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,313
	HSBC Holdings plc	4.180%	12/9/25	1,600	1,580
	HSBC Holdings plc	2.999%	3/10/26	7,420	7,229
	HSBC Holdings plc	1.645%	4/18/26	7,235	6,931
	HSBC Holdings plc	2.099%	6/4/26	12,965	12,432
	HSBC Holdings plc	4.292%	9/12/26	12,435	12,204
	HSBC USA Inc.	5.625%	3/17/25	3,690	3,696
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,834
	Huntington National Bank	5.699%	11/18/25	5,062	5,025
	Intercontinental Exchange Inc.	3.650%	5/23/25	41,891	41,119
	Invesco Finance plc	3.750%	1/15/26	7,860	7,663
	JPMorgan Chase & Co.	1.561%	12/10/25	5,017	4,877
	JPMorgan Chase & Co.	2.595%	2/24/26	4,904	4,778
	JPMorgan Chase & Co.	2.005%	3/13/26	7,465	7,215
	JPMorgan Chase & Co.	2.083%	4/22/26	7,054	6,798
	JPMorgan Chase & Co.	4.080%	4/26/26	7,000	6,892
	JPMorgan Chase & Co.	1.040%	2/4/27	2,395	2,215
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,877
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	972
	Lloyds Banking Group plc	3.511%	3/18/26	5,095	4,984
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	4,998
[2]	Macquarie Group Ltd.	6.207%	11/22/24	18,000	18,039
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	930	907
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,085
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	20,745	20,147
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	3,990	3,929
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	263	250
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,518
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	7,240	7,246
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,059
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,630	1,571
	Morgan Stanley	2.630%	2/18/26	3,400	3,309
	Morgan Stanley	2.188%	4/28/26	3,895	3,758
	Morgan Stanley	1.593%	5/4/27	10,440	9,654
	Morgan Stanley	1.512%	7/20/27	1,980	1,817
	Nasdaq Inc.	5.650%	6/28/25	17,356	17,413
	National Australia Bank Ltd.	4.750%	12/10/25	12,720	12,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Bank of Canada	5.250%	1/17/25	8,460	8,441
[2]	Nationwide Building Society	1.000%	8/28/25	8,000	7,537
[2]	New York Life Global Funding	1.150%	6/9/26	5,461	5,010
	Nomura Holdings Inc.	2.648%	1/16/25	3,610	3,524
	Nomura Holdings Inc.	1.851%	7/16/25	9,450	9,001
[2]	Nordea Bank Abp	4.750%	9/22/25	1,790	1,777
[2]	Nuveen Finance LLC	4.125%	11/1/24	7,265	7,199
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	9,923	9,719
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,107
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	858	791
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,712
	PNC Bank NA	2.950%	2/23/25	625	611
	PNC Bank NA	3.250%	6/1/25	5,214	5,082
	PNC Financial Services Group Inc.	2.200%	11/1/24	4,413	4,324
	PNC Financial Services Group Inc.	5.671%	10/28/25	16,750	16,741
	PNC Financial Services Group Inc.	5.812%	6/12/26	15,063	15,115
[2]	Protective Life Global Funding	3.104%	4/15/24	372	372
	Royal Bank of Canada	5.200%	7/20/26	7,880	7,903
[4,5]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.194%	6/28/25	10,060	6,567
	State Street Corp.	2.354%	11/1/25	6,687	6,559
	State Street Corp.	4.857%	1/26/26	4,727	4,699
	State Street Corp.	2.901%	3/30/26	1,058	1,030
	State Street Corp.	5.104%	5/18/26	33,000	32,886
	State Street Corp.	5.751%	11/4/26	500	503
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	13,921	13,256
	Toronto-Dominion Bank	0.750%	9/11/25	9,278	8,715
	Toronto-Dominion Bank	1.200%	6/3/26	5,170	4,757
	Toronto-Dominion Bank	5.532%	7/17/26	2,944	2,969
	Truist Bank	1.500%	3/10/25	8,256	7,957
	Truist Financial Corp.	3.700%	6/5/25	12,247	12,007
	Truist Financial Corp.	1.200%	8/5/25	220	208
	UBS AG	5.800%	9/11/25	34,154	34,393
[2]	UBS Group AG	5.711%	1/12/27	478	480
[2]	UBS Group AG	1.305%	2/2/27	8,560	7,906
	US Bancorp	3.950%	11/17/25	15,000	14,695
	US Bancorp	2.375%	7/22/26	2,257	2,127
	US Bancorp	5.727%	10/21/26	27,000	27,144
	Wells Fargo & Co.	3.550%	9/29/25	3,620	3,529
	Wells Fargo & Co.	2.406%	10/30/25	5,582	5,475
	Wells Fargo & Co.	2.164%	2/11/26	8,452	8,198
	Wells Fargo & Co.	2.188%	4/30/26	5,960	5,740
	Wells Fargo & Co.	4.540%	8/15/26	5,320	5,252
	Wells Fargo Bank NA	4.811%	1/15/26	3,500	3,482
	Westpac Banking Corp.	5.512%	11/17/25	4,980	5,016
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	6.315%	8/27/29	2,600	1,701
					1,109,682
Health Care (3.5%)
	AbbVie Inc.	4.800%	3/15/27	24,725	24,734
	Aetna Inc.	3.500%	11/15/24	1,396	1,377
	Amgen Inc.	3.125%	5/1/25	7,190	7,019
	Baxalta Inc.	4.000%	6/23/25	7,638	7,511
	Baxter International Inc.	1.322%	11/29/24	2,180	2,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.900%	2/22/27	980	983
	Cencora Inc.	3.400%	5/15/24	11,650	11,613
	Cigna Group	1.250%	3/15/26	2,000	1,853
	CVS Health Corp.	3.875%	7/20/25	9,711	9,530
	Elevance Health Inc.	2.375%	1/15/25	1,633	1,593
	Elevance Health Inc.	5.350%	10/15/25	3,560	3,563
	GE HealthCare Technologies Inc.	5.550%	11/15/24	2,620	2,615
	GE HealthCare Technologies Inc.	5.600%	11/15/25	25,232	25,317
	HCA Inc.	5.375%	2/1/25	18,485	18,432
	Humana Inc.	3.850%	10/1/24	4,290	4,250
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	3,160	3,128
	Quest Diagnostics Inc.	3.500%	3/30/25	15,485	15,178
	Zoetis Inc.	4.500%	11/13/25	5,000	4,940
	Zoetis Inc.	5.400%	11/14/25	1,695	1,697
					147,450
Industrials (4.0%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	7,160	4,666
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	4,143	4,099
[2]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,928
	Boeing Co.	4.875%	5/1/25	19,699	19,478
	Boeing Co.	2.750%	2/1/26	1,310	1,242
	Boeing Co.	2.196%	2/4/26	1,470	1,376
[5]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	7,500	4,841
	Canadian Pacific Railway Co.	2.900%	2/1/25	17,500	17,104
	Carrier Global Corp.	2.242%	2/15/25	10,928	10,596
	Carrier Global Corp.	5.800%	11/30/25	4,342	4,370
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,827
[2]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	327
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	11,745	11,755
[2]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,837
[2]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,064
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,143	5,944
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	8,962
	L3Harris Technologies Inc.	3.950%	5/28/24	2,400	2,392
	L3Harris Technologies Inc.	3.832%	4/27/25	279	274
[5]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	7,100	4,554
	Otis Worldwide Corp.	2.056%	4/5/25	381	368
[5]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	859
	Parker-Hannifin Corp.	3.300%	11/21/24	2,875	2,833
	Republic Services Inc.	0.875%	11/15/25	10,718	9,994
	RTX Corp.	3.950%	8/16/25	3,120	3,068
	Ryder System Inc.	4.625%	6/1/25	9,731	9,631
	Ryder System Inc.	3.350%	9/1/25	3,899	3,787
	Southwest Airlines Co.	5.250%	5/4/25	20,699	20,614
					167,790
Materials (1.6%)
	Celanese US Holdings LLC	3.500%	5/8/24	1,762	1,757
	DuPont de Nemours Inc.	4.493%	11/15/25	11,269	11,121
	Eastman Chemical Co.	3.800%	3/15/25	3,105	3,050
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,935	4,897
[2]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,422
[2]	Glencore Funding LLC	4.000%	4/16/25	4,546	4,469
[2]	Glencore Funding LLC	1.625%	9/1/25	6,265	5,930
[2]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	8,920	8,943
	Nutrien Ltd.	5.950%	11/7/25	23,268	23,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,148
					67,201
Real Estate (3.7%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,000	984
	American Tower Corp.	2.950%	1/15/25	8,758	8,571
	American Tower Corp.	2.400%	3/15/25	400	388
	American Tower Corp.	4.000%	6/1/25	16,593	16,293
	American Tower Corp.	1.300%	9/15/25	4,822	4,546
	Boston Properties LP	3.650%	2/1/26	6,036	5,816
	Brixmor Operating Partnership LP	3.850%	2/1/25	6,010	5,906
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,665
	Equinix Inc.	1.250%	7/15/25	1,151	1,089
	Equinix Inc.	1.000%	9/15/25	750	701
	ERP Operating LP	3.375%	6/1/25	19,420	18,962
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,225
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,617
[5]	General Property Trust	3.673%	9/19/24	580	375
	Healthpeak OP LLC	3.400%	2/1/25	1,050	1,030
	Healthpeak OP LLC	4.000%	6/1/25	5,870	5,760
	Kimco Realty OP LLC	3.300%	2/1/25	5,010	4,910
	Mid-America Apartments LP	4.000%	11/15/25	6,070	5,950
	NNN REIT Inc.	3.900%	6/15/24	4,510	4,487
	NNN REIT Inc.	4.000%	11/15/25	1,690	1,653
	Omega Healthcare Investors Inc.	4.500%	1/15/25	870	860
	Realty Income Corp.	3.875%	4/15/25	8,071	7,941
	Realty Income Corp.	4.625%	11/1/25	9,320	9,229
[5]	Region Retail Trust	3.900%	6/7/24	2,220	1,444
	Simon Property Group LP	3.375%	10/1/24	11,533	11,401
	Simon Property Group LP	3.300%	1/15/26	1,620	1,567
	Ventas Realty LP	3.500%	4/15/24	1,400	1,399
	Ventas Realty LP	2.650%	1/15/25	3,585	3,495
	Ventas Realty LP	4.125%	1/15/26	400	391
	Welltower OP LLC	4.000%	6/1/25	11,738	11,538
					154,193
Technology (2.9%)
	Broadcom Inc.	3.625%	10/15/24	10,240	10,126
	Dell International LLC / EMC Corp.	5.850%	7/15/25	6,202	6,233
	Equifax Inc.	2.600%	12/15/25	4,892	4,669
	Global Payments Inc.	2.650%	2/15/25	6,973	6,792
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	22,602	22,621
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,079
	HP Inc.	2.200%	6/17/25	26,394	25,393
	NXP BV / NXP Funding LLC	5.350%	3/1/26	2,422	2,422
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	7,695	7,469
	Oracle Corp.	3.400%	7/8/24	2,942	2,922
	Oracle Corp.	2.500%	4/1/25	15,989	15,508
	Oracle Corp.	2.950%	5/15/25	1,250	1,217
	Oracle Corp.	5.800%	11/10/25	2,093	2,110
	Verisk Analytics Inc.	4.000%	6/15/25	7,590	7,453
					122,014
Utilities (4.1%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,098
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,016
	Appalachian Power Co.	3.400%	6/1/25	6,129	5,976
[5]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	11,300	7,310
[4,5]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.743%	7/1/24	4,500	2,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,874	5,797
	CenterPoint Energy Inc.	2.500%	9/1/24	4,089	4,031
	Constellation Energy Generation LLC	3.250%	6/1/25	14,355	14,028
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	3,120
	DTE Energy Co.	1.050%	6/1/25	5,350	5,081
	Duke Energy Corp.	0.900%	9/15/25	3,887	3,649
[5]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	7,020	4,531
	Eversource Energy	0.800%	8/15/25	1,258	1,178
	Exelon Corp.	3.950%	6/15/25	1,118	1,097
	ITC Holdings Corp.	3.650%	6/15/24	7	7
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	8,380	5,411
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,630	5,655
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	17,720	17,638
	NiSource Inc.	0.950%	8/15/25	25,530	24,026
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,865	4,572
	Sempra	5.400%	8/1/26	3,774	3,787
	Sierra Pacific Power Co.	2.600%	5/1/26	2,713	2,577
	Southern Co.	5.150%	10/6/25	16,535	16,512
[5]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	4,230	2,741
[4,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.835%	8/23/24	3,100	2,018
	Virginia Electric and Power Co.	3.150%	1/15/26	5,320	5,138
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	3,540	3,532
	WEC Energy Group Inc.	5.000%	9/27/25	2,560	2,546
	WEC Energy Group Inc.	4.750%	1/9/26	2,593	2,570
					168,570
Total Corporate Bonds (Cost $2,520,997)					2,522,860
Sovereign Bonds (0.4%)
[6]	Republic of Indonesia	1.750%	4/24/25	2,500	2,626
	Republic of Peru	7.350%	7/21/25	2,195	2,247
	Socialist Republic of Vietnam	4.800%	11/19/24	7,620	7,571
	Sultanate of Oman	4.875%	2/1/25	3,120	3,090
Total Sovereign Bonds (Cost $15,579)					15,534
				Shares
Temporary Cash Investments (9.8%)
Money Market Fund (2.1%)
[7]	Vanguard Market Liquidity Fund	5.407%		863,959	86,379
			Maturity Date	Face Amount ($000)
Commercial Paper (0.4%)
[8]	CDP Financial Inc.	5.497%	4/15/24	15,270	15,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.3%)
[9]	United States Treasury Bill	5.020%–5.069%	2/20/25	321,000	307,018
Total Temporary Cash Investments (Cost $408,828)					408,626
Total Investments (99.6%) (Cost $4,149,610)					4,153,955
Other Assets and Liabilities—Net (0.4%)					15,627
Net Assets (100%)					4,169,582
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $859,381,000, representing 20.6% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in euro.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At March 31, 2024, the aggregate value of these securities was $15,229,000, representing 0.4% of net assets.
9	Securities with a value of $2,502,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(1,385)	(283,211)	399
5-Year U.S. Treasury Note	June 2024	(623)	(66,671)	(13)
				386

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	4/26/24	AUD	1,845	USD	1,207	—	(3)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/26/24	USD	61,790	AUD	93,312	938	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	2,693	EUR	2,463	33	—
						971	(3)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $770,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	152,267	—	152,267
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,054,668	—	1,054,668
Corporate Bonds	—	2,522,860	—	2,522,860
Sovereign Bonds	—	15,534	—	15,534
Temporary Cash Investments	86,379	322,247	—	408,626
Total	86,379	4,067,576	—	4,153,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	399	—	—	399
Forward Currency Contracts	—	971	—	971
Total	399	971	—	1,370
Liabilities
Futures Contracts[1]	13	—	—	13
Forward Currency Contracts	—	3	—	3
Total	13	3	—	16
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.